Other Receivables - Schedule of Other Receivables (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Other receivables
Total other receivables	$ 192,608	$ 184,942
Employee’s Statutory Social Insurance [Member]
Other receivables
Total other receivables	5,678	184,942
Rental Deposits [Member]
Other receivables
Total other receivables	30,716
Others [Member]
Other receivables
Total other receivables	14,922
Deposits for Operational Purposes [Member]
Other receivables
Total other receivables	$ 141,292